20. Employees benefits (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, beginning of the year	R$ 2,319,841	R$ 2,465,721	R$ 2,252,204
Current interest expense and service costs	213,201
Actuarial (gains)/losses recorded as other comprehensive income		287,547	(472,266)	R$ 36,366
Benefits paid		(118,360)	(123,346)
Defined benefit obligation, end of the year		2,319,841	2,465,721	2,252,204
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Defined benefit obligation, beginning of the year	R$ 2,543,877	2,512,080	2,166,942
Current interest expense and service costs		262,873	282,117	248,054
Actuarial (gains)/losses recorded as other comprehensive income		(51,535)	241,711
Benefits paid		(179,541)	(178,690)
Defined benefit obligation, end of the year		R$ 2,543,877	R$ 2,512,080	R$ 2,166,942